Patent Licenses - Summary of Future Amortization Expense Related to Our Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Summary of future amortization expense related to our intangible assets subject to amortization
2013	$ 15	$ 60
2014	61	60
2015	61	60
2016	61	60
2017	61	61
Thereafter	1,724	1,272
Total	$ 1,983	$ 1,573